Intangible assets, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,740,188	$ 2,896,669
Less: Accumulated amortization	(637,681)	(474,248)
Intangible assets, net	2,102,507	2,422,421
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	752,101	795,050
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,988,087	$ 2,101,619